Acquisition	12 Months Ended
Dec. 31, 2020
Significant acquisition and equity transactions
Significant acquisition and equity transactions
3.	Acquisition

(a)	Acquisition of Shan Shan Outlets in 2019
On July 10, 2019, the Group acquired 100% equity interest of Shan Shan Outlets for a total cash consideration of RMB2,950,000, in which RMB
2,925,000
has been paid as of December 31, 2019. The remaining RMB25,000 has been paid as of December 31, 2020. Shan Shan Outlets primarily engaged in outlet management business in China. The Group acquired Shan Shan Outlets to expand into the outlet business to supplement its growth strategy.
The Group accounted for this acquisition as business combination. The results of operations of Shan Shan Outlets have been included in the Group’s consolidated financial statements since the acquisition date. The assets acquired and liabilities assumed were recorded at their respective fair values on the date of acquisition. The purchase price allocations were determined by the Group with the assistance of an independent valuation appraiser and estimated mainly by applying the income approach and depreciated replacement cost method as follows:

	RMB	Weighted average amortization period (in years)
Consideration:
Cash	2,925,000
Consideration payable	25,000

Total consideration transferred	2,950,000

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	175,822
Accounts receivables	6,420
Other receivables and prepayments	537,182
Inventories	46,603
Amounts due from related parties	12,821
Other long-term assets	25,000
Deferred tax assets	51,252
Property and equipment	461,408	14~20
Land use rights	837,160	30~40
Construction in progress	207,707
Investments in equity method investees	2,322,375

Total assets acquired	4,683,750
Accounts payables	(69,427)
Advances from customers	(42,795)
Accrued expenses and other current liabilities	(179,574)
Amounts due to related parties	(282,106)
Deferred income	(194,162)
Bank borrowings	(709,954)
Financial guarantee	(8,847)
Deferred tax liabilities	(91,272)
Total liabilities assumed	(1,578,137)

Net assets acquired	3,105,613
Non-controlling interests	(314,537)
Goodwill	158,924

	2,950,000

Goodwill of RMB158,924 was generated from the synergy of the acquisition that helps the Group gain presence in the offline outlet business in China and further enhances the ecosystem and fortifies the Group’s leading position in China’s discount retail segment. Goodwill is assigned to the Shan Shan Outlets segment. None of the goodwill is expected to be deductible for income tax purposes.
Revenues and net income of Shan Shan Outlets in the amount of RMB245.8 million and RMB31.5 million, respectively, were included in the Group’s consolidated statement of income and comprehensive income since the acquisition date to December 31, 2019.
Pro forma results of operations for the Shan Shan acquisition have not been presented as they are not material to the Group’s consolidated results.

(b)	Acquisition of Shanjing Business Management (Ningbo) Co., Ltd. (“Ningbo Shanjing”) and Harbin Shan Shan Chunxiaqiudong Properties Co., Ltd (“Harbin Shan Shan”) in 2020
In May and July of 2020, to support the Group’s strategy to continue to expand into the outlet business, the Group acquired additional equity interests of 30.38% and 40% in Ningbo Shanjing and Harbin Shan Shan for cash consideration of RMB236,250 and RMB311,200, respective. As a result of these transactions, the Group obtained control in these two entities and therefore accounted for these transactions as business combination.
The aggregated consideration, fair value of assets acquired and liabilities assumed, as well as goodwill resulted from these acquisitions are as follows:

RMB
Consideration:
Cash	547,450
Fair value of the Group’s existing equity interests at the time of acquisition transferred	1,255,895

Total considerations transferred	1,803,345
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	172,455
Accounts receivables	11,906
Inventories	390
Other receivables and prepayments	21,158
Property and equipment	1,680,199
Land use rights	481,400
Deferred tax assets	22,447

Total assets acquired	2,389,955
Accounts payables	(168,982)
Advances from customers	(69,855)
Accrued expenses and other current liabilities	(128,058)
Deferred income	(93,243)
Deferred tax liabilities	(305,261)
Total liabilities assumed	(765,399)

Net assets acquired	1,624,556
Non-controlling interests	(228,162)

Goodwill	406,951

The fair value of the
pre-existing
interest in the equity method investment on the acquisition date is calculated by deducting the total fair value of additional equity interest acquired in these entities from the fair value of 100% equity interest in these outlets at the date of acquisition by adopting income approach, in particular, the discounted cash flow method to analyze the indicative value of all equity interests in the acquired outlets. The fair value of the outlets acquired are estimated based on significant inputs which mainly include the financial results, growth trends and discount rate. The Group’s existing equity interests were remeasured to a total aggregate fair value of RMB1,255,895, with the excess over the carrying amount of RMB52,820 recognized as gain on deemed disposal of equity method investments in the consolidated statements of income and comprehensive income. Each of the outlets acquired was insignificant individually and in aggregate.
The results of operation of Ningbo Shanjing and Harbin Shan Shan have been consolidated by the Group from May 15, 2020 and July 21, 2020, respectively, and the results of operations of these two outlets are not material to the Group’s consolidated financial statements as a whole.

(c)	Acquisition of Guiyang Shan Shan Guangda Outlets Plaza Co., Ltd. (“Guiyang Shan Shan”) in 2020
In December 2020, the Group acquired 60% of equity interest in Guiyang Shan Shan for a total cash consideration of RMB180,000. The Group has determined that substantially all of the fair value of the gross assets acquired is concentrated in land use rights held by Guiyang Shan Shan and concluded that the acquired set of activities and assets is not a business. Consequently, the Group accounted for this transaction as asset acquisition.
The fair value of the net assets acquired approximates book value of the net assets on the date of acquisition. As a result of the acquisition, the Group recognized current assets of RMB10,793, land use rights of RMB342,227, property and equipment of RMB85,746, current liabilities of RMB142,553 and non-controlling interests of RMB118,485.